UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Mid Cap Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Mid Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

Mid Cap Index Series
Semi-Annual Report, June 30, 2005

A Discussion With Your Fund's Portfolio Managers

Amid a volatile investing environment, Mid Cap Index Series managed to outpace the return of the Standard & Poor's MidCap 400 Index for the current reporting period.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2005, Mid Cap Index Series had a net total return of +3.98% (master level). For the same period, the benchmark Standard & Poor's (S&P) MidCap 400 Index returned +3.85%.

As the returns indicate, the portfolio met its objective of closely tracking the performance of the S&P MidCap 400 Index and, in fact, exceeded the Index return for the six-month period. The S&P MidCap 400 Index is a market-weighted index composed of 400 common stocks chosen based on market capitalization, liquidity and industry representation. As the value of the S&P MidCap 400 Index fluctuated during the past six months, the portfolio's performance generally tracked that of the Index.

After a sharp rally in the fourth quarter of 2004, the market began 2005 in negative territory, with cyclical and small capitalization stocks performing the worst out of the gate. January was characterized by mixed economic data, increasing interest rates, disappointing corporate earnings reports and climbing oil prices. The stock market reversed course in February, even as new data showed a continued slowdown in productivity growth and oil prices continued to climb. In March, the market resumed its downward slide, still pressured by many of the same factors that depressed stock valuations in January.

April began on the heels of disappointing economic reports, with the data indicating a slowdown in retail sales, payrolls, and consumer and business sentiment. For most of the month, equity markets were dogged by continuing inflation concerns -- especially about the rising price of oil, which surpassed $57 per barrel during the month. April closed with the announcement of a particularly large jump in inflation for March -- one more factor that worried investors. Despite concerns about economic deceleration, slowing profit growth and continued high oil prices, first-quarter corporate earnings reports remained strong and the market rebounded in May. June, however, brought a slowdown in the equity market once again, as investors continued to worry about the potential for economic deceleration. In addition, oil continued to pressure stock valuations, with the price per barrel climbing to a record high of more than $60.

For the full six-month period, mid cap stocks outperformed both large and small cap stocks. The S&P MidCap 400 Index's return of +3.85% outpaced the -.81% return of the large cap S&P 500 Index and the +1.79% return of the S&P SmallCap 600 Index.

Interest rates moved considerably during the period as the yield curve flattened dramatically, indicating rising yields on short-term bonds but falling yields on long-term bonds. The Federal Reserve Board (the Fed) continued its "measured" program of monetary tightening during the six months by raising the federal funds rate by 25 basis points (.25%) four times. At period-end, the federal funds rate stood at 3.25%, up from 2.25% on January 1.

The U.S. dollar traded at a record low against the euro in December 2004, largely because of worries about the U.S. trade and budget deficits. However, the U.S. dollar rebounded considerably in the new year on the back of positive U.S. economic data, the Fed's rate increases and political turmoil in Europe. By June 30, 2005, the U.S. dollar reached a 13-month high against the euro and a 10-month high against the yen amid optimism about the U.S. economy and the prospect that U.S. interest rates would continue to rise.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

The S&P 400 is transitioning to a "free-float" or "float-adjusted" methodology for calculating market capitalization. The transition will occur in two phases, the first of which transpired in March. Ultimately, this means that only the shares of company stock that are readily available in the public market will be used to calculate a company's market capitalization. Float adjustment excludes shares that are closely held by other publicly traded companies, control groups (majority shareholders retaining their majority) or government agencies. Accordingly, the number of shares used to make index calculations will reflect only those shares that actually are available to investors, not all of a company's outstanding shares. The value of a float-adjusted index more accurately reflects the combined market value of companies available for public trading. In September 2005, the S&P indexes will move to full float adjustment. To maintain a tight tracking to the benchmark, we adjusted the portfolio to be in line with the revised composition of the Index.

How would you characterize market conditions and the portfolio's position at the close of the period?

We do not foresee much danger of an economic recession, provided the Fed does not move the federal funds rate above 4% in 2005, which some fear could invert the yield curve. One factor that should help keep the economy from rolling over is the bond price rally at the long end of the Treasury curve (where yields have declined markedly), and the corresponding fall in mortgage rates to early-2004 lows. Another positive is that core inflation has slowed more quickly than anticipated, and pipeline inflation pressures from commodity prices are fast retreating.

Nevertheless, there also are some unexpected negative developments affecting the U.S. economy that will exert downward pressure on growth. Higher energy prices have negative implications for both consumer spending and corporate profit growth. Profit growth may be put under further strain by the U.S. dollar rally that has ensued year-to-date. Through June 30, 2005, the dollar was up almost 12% against major currencies. On balance, we expect economic growth over the next 18 months to be considerably slower than we saw in the 18 months spanning late 2003 and 2004.

Amid these conditions, we believe the portfolio remains positioned to match the risk characteristics of its benchmark.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 15, 2005

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%        5,424    Alliant Techsystems, Inc. (a)                                               $     382,934
                                  9,367    Precision Castparts Corp.                                                         729,689
                                  1,481    Sequa Corp. Class A (a)                                                            97,998
                                                                                                                       -------------
                                                                                                                           1,210,621
------------------------------------------------------------------------------------------------------------------------------------
Air Freight &                    11,848    CH Robinson Worldwide, Inc.                                                       689,554
Logistics - 0.9%                 15,107    Expeditors International Washington, Inc.                                         752,480
                                                                                                                       -------------
                                                                                                                           1,442,034
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                  13,400    Airtran Holdings, Inc. (a)                                                        123,682
                                  3,724    Alaska Air Group, Inc. (a)                                                        110,789
                                 13,750    JetBlue Airways Corp. (a)(b)                                                      281,050
                                                                                                                       -------------
                                                                                                                             515,521
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%            9,945    ArvinMeritor, Inc.                                                                176,922
                                  2,440    Bandag, Inc.                                                                      112,362
                                  8,105    BorgWarner, Inc.                                                                  434,995
                                 22,602    Gentex Corp.                                                                      411,356
                                  9,826    Lear Corp.                                                                        357,470
                                  4,921    Modine Manufacturing Co.                                                          160,228
                                                                                                                       -------------
                                                                                                                           1,653,333
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                6,862    Thor Industries, Inc.                                                             215,673
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                 29,252    Constellation Brands, Inc. Class A (a)                                            862,934
                                 15,607    PepsiAmericas, Inc.                                                               400,476
                                                                                                                       -------------
                                                                                                                           1,263,410
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.6%              8,005    Cephalon, Inc. (a)                                                                318,679
                                  9,124    Charles River Laboratories International, Inc. (a)                                440,233
                                  7,300    Invitrogen Corp. (a)                                                              608,017
                                  4,500    Martek Biosciences Corp. (a)                                                      170,775
                                 44,352    Millennium Pharmaceuticals, Inc. (a)                                              411,143
                                 15,588    Protein Design Labs, Inc. (a)                                                     315,033
                                  5,600    Techne Corp. (a)                                                                  257,096
                                 12,229    Vertex Pharmaceuticals, Inc. (a)                                                  205,936
                                                                                                                       -------------
                                                                                                                           2,726,912
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%          5,564    York International Corp.                                                          211,432
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%           10,967    AG Edwards, Inc.                                                                  495,160
                                 18,410    Eaton Vance Corp.                                                                 440,183
                                  9,626    Investors Financial Services Corp.                                                364,055
                                  7,586    Jefferies Group, Inc. New Shares                                                  287,434
                                  8,588    LaBranche & Co., Inc. (a)                                                          54,104
                                 15,236    Legg Mason, Inc.                                                                1,586,220
                                  9,836    Raymond James Financial, Inc.                                                     277,867
                                 12,226    SEI Investments Co.                                                               456,641
                                 11,926    Waddell & Reed Financial, Inc. Class A                                            220,631
                                                                                                                       -------------
                                                                                                                           4,182,295
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.6%                 10,386    Airgas, Inc.                                                                      256,223
                                  6,281    Albemarle Corp.                                                                   229,068
                                  8,886    Cabot Corp.                                                                       293,238
                                 16,443    Crompton Corp. (a)                                                                232,668
                                  5,964    Cytec Industries, Inc.                                                            237,367
                                  5,262    FMC Corp. (a)                                                                     295,409
                                  6,081    Ferro Corp.                                                                       120,769
                                  9,724    Lubrizol Corp.                                                                    408,505

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                 31,298    Lyondell Chemical Co.                                                       $     826,893
                                  2,962    Minerals Technologies, Inc.                                                       182,459
                                  9,648    Olin Corp.                                                                        175,980
                                 16,924    RPM International, Inc.                                                           309,032
                                  4,083    The Scotts Miracle-Gro Co. (a)                                                    290,750
                                  7,024    Sensient Technologies Corp.                                                       144,765
                                  7,443    Valspar Corp.                                                                     359,422
                                                                                                                       -------------
                                                                                                                           4,362,548
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.8%          18,726    Associated Banc-Corp                                                              630,317
                                  7,781    Bank of Hawaii Corp.                                                              394,886
                                  6,562    City National Corp.                                                               470,561
                                 20,050    The Colonial BancGroup, Inc.                                                      442,303
                                 22,334    Commerce Bancorp, Inc.                                                            676,944
                                  7,202    Cullen/Frost Bankers, Inc.                                                        343,175
                                 12,029    FirstMerit Corp.                                                                  314,077
                                  7,383    Greater Bay Bancorp                                                               194,690
                                 22,469    Hibernia Corp. Class A                                                            745,521
                                 11,505    Mercantile Bankshares Corp.                                                       592,853
                                  5,200    SVB Financial Group (a)                                                           249,080
                                 18,590    TCF Financial Corp.                                                               481,109
                                  5,500    Texas Regional Bancshares, Inc. Class A                                           167,640
                                  4,564    Westamerica Bancorporation                                                        241,025
                                  9,783    Wilmington Trust Corp.                                                            352,286
                                                                                                                       -------------
                                                                                                                           6,296,467
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services &            12,900    Adesa, Inc.                                                                       280,833
Supplies - 3.1%                   3,621    Banta Corp.                                                                       164,249
                                  8,186    The Brink's Co.                                                                   294,696
                                 12,845    ChoicePoint, Inc. (a)                                                             514,442
                                 11,688    Copart, Inc. (a)                                                                  278,174
                                  7,314    Deluxe Corp.                                                                      296,948
                                  9,964    Dun & Bradstreet Corp. (a)                                                        614,281
                                 11,500    Gartner, Inc. Class B (a)                                                         121,785
                                  7,643    HNI Corp.                                                                         390,939
                                 10,067    Herman Miller, Inc.                                                               310,466
                                  4,281    Kelly Services, Inc. Class A                                                      122,608
                                  5,264    Korn/Ferry International (a)                                                       93,436
                                 12,948    Manpower, Inc.                                                                    515,071
                                 18,669    Republic Services, Inc. Class A                                                   672,271
                                  7,506    Rollins, Inc.                                                                     150,420
                                  6,505    Stericycle, Inc. (a)                                                              327,332
                                                                                                                       -------------
                                                                                                                           5,147,951
------------------------------------------------------------------------------------------------------------------------------------
Communications                   51,906    3Com Corp. (a)                                                                    188,938
Equipment - 1.4%                 10,107    Adtran, Inc.                                                                      250,553
                                  6,883    Avocent Corp. (a)                                                                 179,922
                                  7,400    CommScope, Inc. (a)                                                               128,834
                                     54    Enterasys Networks, Inc. (a)                                                           49
                                  5,300    F5 Networks, Inc. (a)                                                             250,345
                                 18,614    Harris Corp.                                                                      580,943
                                  6,943    Plantronics, Inc.                                                                 252,447
                                 13,807    Polycom, Inc. (a)                                                                 205,862

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                 13,443    Powerwave Technologies, Inc. (a)                                            $     137,387
                                 15,188    UTStarcom, Inc. (a)(b)                                                            113,758
                                                                                                                       -------------
                                                                                                                           2,289,038
------------------------------------------------------------------------------------------------------------------------------------
Computers &                      10,324    Diebold, Inc.                                                                     465,716
Peripherals - 1.4%                4,924    Imation Corp.                                                                     191,002
                                 23,463    McData Corp. (a)                                                                   93,852
                                 26,272    Sandisk Corp. (a)                                                                 623,435
                                 15,450    Storage Technology Corp. (a)                                                      560,681
                                 32,800    Western Digital Corp. (a)                                                         440,176
                                                                                                                       -------------
                                                                                                                           2,374,862
------------------------------------------------------------------------------------------------------------------------------------
Construction &                    6,702    Dycom Industries, Inc. (a)                                                        132,767
Engineering - 0.5%                5,681    Granite Construction, Inc.                                                        159,636
                                  8,186    Jacobs Engineering Group, Inc. (a)                                                460,544
                                 14,583    Quanta Services, Inc. (a)                                                         128,330
                                                                                                                       -------------
                                                                                                                             881,277
------------------------------------------------------------------------------------------------------------------------------------
Construction                      6,783    Martin Marietta Materials, Inc.                                                   468,841
Materials - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%          21,031    AmeriCredit Corp. (a)                                                             536,290
                                 12,600    MoneyGram International, Inc.                                                     240,912
                                                                                                                       -------------
                                                                                                                             777,202
------------------------------------------------------------------------------------------------------------------------------------
Containers &                      7,881    Longview Fibre Co.                                                                161,955
Packaging - 0.5%                 12,488    Packaging Corp. of America                                                        262,872
                                 13,945    Sonoco Products Co.                                                               369,543
                                                                                                                       -------------
                                                                                                                             794,370
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer             14,348    Career Education Corp. (a)                                                        525,280
Services - 1.4%                  12,788    Corinthian Colleges, Inc. (a)                                                     163,303
                                  9,524    DeVry, Inc. (a)                                                                   189,528
                                  9,766    Education Management Corp. (a)                                                    329,407
                                  6,624    ITT Educational Services, Inc. (a)                                                353,854
                                  7,164    Laureate Education, Inc. (a)                                                      342,869
                                  6,262    Regis Corp.                                                                       244,719
                                  7,175    Sotheby's Holdings Class A (a)                                                     98,298
                                                                                                                       -------------
                                                                                                                           2,247,258
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            13,717    Leucadia National Corp.                                                           529,888
Services - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Diversified                      37,639    Cincinnati Bell, Inc. (a)                                                         161,848
Telecommunication
Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.6%        16,388    Alliant Energy Corp.                                                              461,322
                                 18,424    DPL, Inc.                                                                         505,739
                                 10,829    Duquesne Light Holdings, Inc.                                                     202,286
                                 10,986    Great Plains Energy, Inc.                                                         350,344
                                 11,726    Hawaiian Electric Industries                                                      314,374
                                  6,043    Idacorp, Inc.                                                                     185,097
                                 15,404    NSTAR                                                                             474,905
                                 18,591    Northeast Utilities                                                               387,808
                                  9,374    PNM Resources, Inc.                                                               270,065
                                 27,158    Pepco Holdings, Inc.                                                              650,163
                                 16,988    Sierra Pacific Resources (a)(b)                                                   211,501
                                 12,448    Westar Energy, Inc.                                                               299,125
                                                                                                                       -------------
                                                                                                                           4,312,729
------------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Electrical                        9,943    Ametek, Inc.                                                                $     416,115
Equipment - 0.6%                  8,605    Hubbell, Inc. Class B                                                             379,480
                                  8,427    Thomas & Betts Corp. (a)                                                          237,978
                                                                                                                       -------------
                                                                                                                           1,033,573
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &           12,400    Amphenol Corp. Class A                                                            498,108
Instruments - 1.8%               16,388    Arrow Electronics, Inc. (a)                                                       445,098
                                 17,088    Avnet, Inc. (a)                                                                   384,993
                                 10,707    CDW Corp.                                                                         611,263
                                 12,983    Kemet Corp. (a)                                                                    81,793
                                  9,686    National Instruments Corp.                                                        205,343
                                  6,281    Newport Corp. (a)                                                                  87,055
                                  6,221    Plexus Corp. (a)                                                                   88,525
                                  8,045    Tech Data Corp. (a)                                                               294,527
                                 26,310    Vishay Intertechnology, Inc. (a)                                                  312,300
                                                                                                                       -------------
                                                                                                                           3,009,005
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                7,924    Cooper Cameron Corp. (a)                                                          491,684
Services - 3.7%                  21,872    ENSCO International, Inc.                                                         781,924
                                  9,788    FMC Technologies, Inc. (a)                                                        312,922
                                 17,410    Grant Prideco, Inc. (a)                                                           460,494
                                 10,083    Hanover Compressor Co. (a)                                                        116,055
                                  6,886    Helmerich & Payne, Inc.                                                           323,091
                                 24,312    Patterson-UTI Energy, Inc. (a)                                                    676,603
                                 21,367    Pride International, Inc. (a)                                                     549,132
                                 15,248    Smith International, Inc.                                                         971,298
                                  8,726    Tidewater, Inc.                                                                   332,635
                                 19,407    Weatherford International Ltd. (a)                                              1,125,218
                                                                                                                       -------------
                                                                                                                           6,141,056
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples                   10,045    BJ's Wholesale Club, Inc. (a)                                                     326,362
Retailing - 1.0%                  6,940    Ruddick Corp.                                                                     177,178
                                  9,364    Whole Foods Market, Inc.                                                        1,107,761
                                                                                                                       -------------
                                                                                                                           1,611,301
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.9%             21,523    Dean Foods Co. (a)                                                                758,471
                                 15,229    Hormel Foods Corp.                                                                446,667
                                  8,420    The J.M. Smucker Co.                                                              395,235
                                  4,686    Lancaster Colony Corp.                                                            201,123
                                 14,450    Smithfield Foods, Inc. (a)                                                        394,052
                                  6,373    Tootsie Roll Industries, Inc.                                                     186,410
                                      1    TreeHouse Foods, Inc. (a)                                                              17
                                 43,925    Tyson Foods, Inc. Class A                                                         781,865
                                                                                                                       -------------
                                                                                                                           3,163,840
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.7%             11,143    AGL Resources, Inc.                                                               430,677
                                  8,845    Equitable Resources, Inc.                                                         601,460
                                 11,183    National Fuel Gas Co.                                                             323,301
                                 14,707    Oneok, Inc.                                                                       480,184
                                 12,305    Questar Corp.                                                                     810,899
                                  6,648    WGL Holdings, Inc.                                                                223,639
                                                                                                                       -------------
                                                                                                                           2,870,160
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &           9,444    Advanced Medical Optics, Inc. (a)                                                 375,399
Supplies - 2.7%                   8,983    Beckman Coulter, Inc.                                                             571,049
                                 16,369    Cytyc Corp. (a)                                                                   361,100

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                 11,005    Dentsply International, Inc.                                                $     594,270
                                  8,645    Edwards Lifesciences Corp. (a)                                                    371,908
                                  7,200    Gen-Probe, Inc. (a)                                                               260,856
                                  8,505    Hillenbrand Industries, Inc.                                                      429,928
                                  5,200    Inamed Corp. (a)                                                                  348,244
                                  9,869    Steris Corp.                                                                      254,324
                                  5,121    Varian, Inc. (a)                                                                  193,523
                                 19,228    Varian Medical Systems, Inc. (a)                                                  717,781
                                                                                                                       -------------
                                                                                                                           4,478,382
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &           6,967    Apria Healthcare Group, Inc. (a)                                                  241,337
Services - 5.1%                   9,731    Community Health Systems, Inc. (a)                                                367,734
                                  9,043    Covance, Inc. (a)                                                                 405,759
                                 15,251    Coventry Health Care, Inc. (a)                                                  1,079,008
                                 15,888    Health Net, Inc. (a)                                                              606,286
                                 12,128    Henry Schein, Inc. (a)                                                            503,555
                                  7,083    LifePoint Hospitals, Inc. (a)                                                     357,833
                                 14,488    Lincare Holdings, Inc. (a)                                                        591,690
                                 14,950    Omnicare, Inc.                                                                    634,328
                                 12,486    Pacificare Health Systems (a)                                                     892,125
                                 19,272    Patterson Cos., Inc. (a)                                                          868,782
                                  9,812    Renal Care Group, Inc. (a)                                                        452,333
                                 11,545    Triad Hospitals, Inc. (a)                                                         630,819
                                  8,402    Universal Health Services, Inc. Class B                                           522,436
                                 11,200    VCA Antech, Inc. (a)                                                              271,600
                                                                                                                       -------------
                                                                                                                           8,425,625
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            11,776    Applebees International, Inc.                                                     311,946
Leisure - 2.2%                    5,105    Bob Evans Farms, Inc.                                                             119,049
                                  9,545    Boyd Gaming Corp.                                                                 488,036
                                 12,307    Brinker International, Inc. (a)                                                   492,895
                                  6,645    CBRL Group, Inc.                                                                  258,225
                                 10,657    The Cheesecake Factory (a)                                                        370,118
                                 16,090    GTECH Holdings Corp.                                                              470,472
                                  6,464    International Speedway Corp. Class A                                              363,665
                                  9,605    Krispy Kreme Doughnuts, Inc. (a)(b)                                                66,851
                                  9,924    Outback Steakhouse, Inc.                                                          448,962
                                  9,343    Ruby Tuesday, Inc.                                                                241,984
                                                                                                                       -------------
                                                                                                                           3,632,203
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 4.2%        10,007    American Greetings Class A                                                        265,185
                                  5,324    Blyth, Inc.                                                                       149,338
                                 41,477    DR Horton, Inc.                                                                 1,559,950
                                  7,726    Furniture Brands International, Inc.                                              166,959
                                  9,345    Harman International Industries, Inc.                                             760,309
                                  6,983    Hovnanian Enterprises, Inc. Class A (a)                                           455,292
                                 20,612    Lennar Corp. Class A                                                            1,307,831
                                  8,605    Mohawk Industries, Inc. (a)                                                       709,912
                                  6,842    Ryland Group, Inc.                                                                519,103
                                  8,926    Toll Brothers, Inc. (a)                                                           906,435
                                  8,120    Tupperware Corp.                                                                  189,764
                                                                                                                       -------------
                                                                                                                           6,990,078
------------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%         9,143    Church & Dwight Co., Inc.                                                   $     330,977
                                 10,245    Energizer Holdings, Inc. (a)                                                      636,932
                                                                                                                       -------------
                                                                                                                             967,909
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.6%               12,424    Acxiom Corp.                                                                      259,413
                                  9,581    Alliance Data Systems Corp. (a)                                                   388,605
                                  4,400    Anteon International Corp. (a)                                                    200,728
                                 16,991    The BISYS Group, Inc. (a)                                                         253,846
                                  7,383    CSG Systems International (a)                                                     140,129
                                 21,150    Ceridian Corp. (a)                                                                412,002
                                  8,924    Certegy, Inc.                                                                     341,075
                                 12,126    Checkfree Corp. (a)                                                               413,012
                                 19,491    Cognizant Technology Solutions Corp. (a)                                          918,611
                                 11,007    DST Systems, Inc. (a)                                                             515,128
                                  1,227    Gartner, Inc. Class A (a)                                                          13,031
                                  8,462    Keane, Inc. (a)                                                                   115,929
                                 14,588    MPS Group, Inc. (a)                                                               137,419
                                 11,625    Titan Corp. (a)                                                                   264,353
                                                                                                                       -------------
                                                                                                                           4,373,281
------------------------------------------------------------------------------------------------------------------------------------
Independent Power                 4,524    Black Hills Corp.                                                                 166,709
Producers & Energy
Traders - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Industrial                        4,521    Carlisle Cos., Inc.                                                               310,276
Conglomerates - 0.4%              5,802    Teleflex, Inc.                                                                    344,465
                                                                                                                       -------------
                                                                                                                             654,741
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                  7,705    Allmerica Financial Corp. (a)                                                     285,778
                                  5,343    AmerUs Group Co.                                                                  256,731
                                  8,683    American Financial Group, Inc.                                                    291,054
                                 12,686    Arthur J. Gallagher & Co.                                                         344,171
                                  9,005    Brown & Brown, Inc.                                                               404,685
                                  7,805    Everest Re Group Ltd.                                                             725,865
                                 25,202    Fidelity National Financial, Inc.                                                 899,459
                                 12,529    First American Corp.                                                              502,914
                                  9,883    HCC Insurance Holdings, Inc.                                                      374,269
                                  6,600    Horace Mann Educators Corp.                                                       124,212
                                  9,062    Ohio Casualty Corp.                                                               219,119
                                 26,341    Old Republic International Corp.                                                  666,164
                                  9,845    Protective Life Corp.                                                             415,656
                                  4,081    Stancorp Financial Group, Inc.                                                    312,523
                                  8,464    Unitrin, Inc.                                                                     415,582
                                 17,136    W.R. Berkley Corp.                                                                611,412
                                                                                                                       -------------
                                                                                                                           6,849,594
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &              10,310    Callaway Golf Co.                                                                 159,083
Products - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.2%                 12,605    AGCO Corp. (a)                                                                    241,008
                                  7,891    Crane Co.                                                                         207,533
                                 11,305    Donaldson Co., Inc.                                                               342,881
                                  7,000    Federal Signal Corp.                                                              109,200
                                  7,964    Flowserve Corp. (a)                                                               240,991
                                  9,983    Graco, Inc.                                                                       340,121
                                  5,962    Harsco Corp.                                                                      325,227
                                  5,400    Kennametal, Inc.                                                                  247,590

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                  5,024    Nordson Corp.                                                               $     172,223
                                 14,629    Pentair, Inc.                                                                     626,267
                                 10,905    SPX Corp.                                                                         501,412
                                  2,902    Tecumseh Products Co. Class A                                                      79,631
                                  6,202    Trinity Industries, Inc.                                                          198,650
                                                                                                                       -------------
                                                                                                                           3,632,734
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                     6,321    Alexander & Baldwin, Inc.                                                         292,978
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.1%                     15,726    Belo Corp. Class A                                                                376,952
                                  6,843    Catalina Marketing Corp.                                                          173,881
                                  5,226    Emmis Communications Corp. Class A (a)                                             92,343
                                  6,645    Entercom Communications Corp. (a)                                                 221,212
                                 10,617    Harte-Hanks, Inc.                                                                 315,643
                                  6,462    Lee Enterprises, Inc.                                                             259,062
                                  3,481    Media General, Inc. Class A                                                       225,430
                                 13,755    The Reader's Digest Association, Inc. Class A                                     226,957
                                  5,705    Scholastic Corp. (a)                                                              219,928
                                  7,267    Valassis Communications, Inc. (a)                                                 269,242
                                    991    Washington Post Class B                                                           827,515
                                 12,807    Westwood One, Inc.                                                                261,647
                                                                                                                       -------------
                                                                                                                           3,469,812
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%            6,000    Steel Dynamics, Inc.                                                              157,500
                                 11,527    Worthington Industries                                                            182,127
                                                                                                                       -------------
                                                                                                                             339,627
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.3%           31,435    Aquila, Inc. (a)                                                                  113,480
                                 21,131    Energy East Corp.                                                                 612,376
                                 16,669    MDU Resources Group, Inc.                                                         469,566
                                 12,669    OGE Energy Corp.                                                                  366,641
                                 14,305    Puget Energy, Inc.                                                                334,451
                                 15,891    SCANA Corp.                                                                       678,705
                                 10,926    Vectren Corp.                                                                     313,904
                                  5,543    WPS Resources Corp.                                                               311,794
                                 16,929    Wisconsin Energy Corp.                                                            660,231
                                                                                                                       -------------
                                                                                                                           3,861,148
------------------------------------------------------------------------------------------------------------------------------------
Multi-line Retail - 0.9%          8,876    99 Cents Only Stores (a)                                                          112,814
                                 15,138    Dollar Tree Stores, Inc. (a)                                                      363,312
                                  6,924    Neiman-Marcus Group, Inc. Class A                                                 671,074
                                 19,296    Saks, Inc. (a)                                                                    366,045
                                                                                                                       -------------
                                                                                                                           1,513,245
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%        10,146    Zebra Technologies Corp. Class A (a)                                              444,293
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable             9,105    Arch Coal, Inc.                                                                   495,949
Fuels - 4.2%                      7,907    Forest Oil Corp. (a)                                                              332,094
                                 25,252    Murphy Oil Corp.                                                                1,318,912
                                 17,890    Newfield Exploration Co. (a)                                                      713,632
                                 12,545    Noble Energy, Inc.                                                                949,029
                                  5,024    Overseas Shipholding Group                                                        299,682
                                 16,772    Peabody Energy Corp.                                                              872,815
                                 20,929    Pioneer Natural Resources Co.                                                     880,692
                                 11,154    Plains Exploration & Production Co. (a)                                           396,302
                                  8,364    Pogo Producing Co.                                                                434,259
                                  9,367    Western Gas Resources, Inc.                                                       326,908
                                                                                                                       -------------
                                                                                                                           7,020,274
------------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                    8,005    Bowater, Inc.                                                               $     259,122
Products - 0.3%                   6,300    Glatfelter                                                                         78,120
                                  4,202    Potlatch Corp.                                                                    219,891
                                                                                                                       -------------
                                                                                                                             557,133
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%           13,223    Barr Pharmaceuticals, Inc. (a)                                                    644,489
                                 33,648    IVAX Corp. (a)                                                                    723,432
                                  4,483    Par Pharmaceutical Cos., Inc. (a)                                                 142,604
                                  9,883    Perrigo Co.                                                                       137,769
                                 14,945    Sepracor, Inc. (a)                                                                896,849
                                 13,148    Valeant Pharmaceuticals International                                             231,799
                                                                                                                       -------------
                                                                                                                           2,776,942
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.1%               12,086    AMB Property Corp.                                                                524,895
                                 15,600    Developers Diversified Realty Corp.                                               716,976
                                  7,764    Highwoods Properties, Inc.                                                        231,057
                                  9,405    Hospitality Properties Trust                                                      414,478
                                 11,948    Liberty Property Trust                                                            529,416
                                  8,205    Mack-Cali Realty Corp.                                                            371,687
                                 14,905    New Plan Excel Realty Trust                                                       404,969
                                  7,419    Rayonier, Inc.                                                                    393,430
                                  9,500    Regency Centers Corp.                                                             543,400
                                 19,850    United Dominion Realty Trust, Inc.                                                477,393
                                 12,300    Weingarten Realty Investors                                                       482,406
                                                                                                                       -------------
                                                                                                                           5,090,107
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                7,145    CNF, Inc.                                                                         320,810
                                 19,896    JB Hunt Transport Services, Inc.                                                  383,993
                                  9,148    Swift Transportation Co., Inc. (a)                                                213,057
                                  9,458    Werner Enterprises, Inc.                                                          185,755
                                  8,256    Yellow Roadway Corp. (a)                                                          419,405
                                                                                                                       -------------
                                                                                                                           1,523,020
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                 67,670    Atmel Corp. (a)                                                                   160,378
Semiconductor                     3,183    Cabot Microelectronics Corp. (a)                                                   92,275
Equipment - 2.8%                 13,869    Credence Systems Corp. (a)                                                        125,514
                                 10,568    Cree, Inc. (a)(b)                                                                 269,167
                                 18,612    Cypress Semiconductor Corp. (a)                                                   234,325
                                 16,807    Fairchild Semiconductor International, Inc. (a)                                   247,903
                                  9,924    Integrated Circuit Systems, Inc. (a)                                              204,831
                                 14,829    Integrated Device Technology, Inc. (a)                                            159,412
                                  9,324    International Rectifier Corp. (a)                                                 444,941
                                 21,829    Intersil Corp. Class A                                                            409,730
                                  7,043    LTX Corp. (a)                                                                      34,933
                                 20,229    Lam Research Corp. (a)                                                            585,427
                                 16,823    Lattice Semiconductor Corp. (a)                                                    74,694
                                 11,867    Micrel, Inc. (a)                                                                  136,708
                                 29,996    Microchip Technology, Inc.                                                        888,482
                                 27,096    RF Micro Devices, Inc. (a)(b)                                                     147,131
                                 10,607    Semtech Corp. (a)                                                                 176,607
                                  6,664    Silicon Laboratories, Inc. (a)                                                    174,663
                                 20,245    Triquint Semiconductor, Inc. (a)                                                   67,416
                                                                                                                       -------------
                                                                                                                           4,634,537
------------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                  29,016    Activision, Inc. (a)                                                        $     479,344
                                  4,300    Advent Software, Inc. (a)                                                          87,118
                                 38,979    Cadence Design Systems, Inc. (a)                                                  532,453
                                  9,936    Fair Isaac Corp.                                                                  362,664
                                 11,967    Jack Henry & Associates, Inc.                                                     219,116
                                 10,245    Macromedia, Inc. (a)                                                              391,564
                                  7,102    Macrovision Corp. (a)                                                             160,079
                                 23,212    McAfee, Inc. (a)                                                                  607,690
                                 10,843    Mentor Graphics Corp. (a)                                                         111,141
                                  9,426    RSA Security, Inc. (a)                                                            108,210
                                  8,648    The Reynolds & Reynolds Co. Class A                                               233,755
                                 12,864    Sybase, Inc. (a)                                                                  236,054
                                 21,319    Synopsys, Inc. (a)                                                                355,388
                                  5,321    Transaction Systems Architects, Inc. Class A (a)                                  131,056
                                 11,683    Wind River Systems, Inc. (a)                                                      183,189
                                                                                                                       -------------
                                                                                                                           4,198,821
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 6.0%          12,448    Abercrombie & Fitch Co. Class A                                                   855,178
                                 10,000    Advance Auto Parts (a)                                                            645,500
                                  7,700    Aeropostale, Inc. (a)                                                             258,720
                                 19,890    American Eagle Outfitters                                                         609,628
                                 10,195    AnnTaylor Stores Corp. (a)                                                        247,535
                                  9,226    Barnes & Noble, Inc. (a)                                                          357,969
                                 10,883    Borders Group, Inc.                                                               275,449
                                 15,086    Carmax, Inc. (a)                                                                  402,042
                                 25,434    Chico's FAS, Inc. (a)                                                             871,878
                                 14,026    Claire's Stores, Inc.                                                             337,325
                                 22,600    Foot Locker, Inc.                                                                 615,172
                                 19,528    Michaels Stores, Inc.                                                             807,873
                                 15,048    O'Reilly Automotive, Inc. (a)                                                     448,581
                                 21,091    PETsMART, Inc.                                                                    640,112
                                 10,748    Pacific Sunwear of California, Inc. (a)                                           247,097
                                  9,445    Payless Shoesource, Inc. (a)                                                      181,344
                                 12,467    Pier 1 Imports, Inc.                                                              176,907
                                 10,157    Rent-A-Center, Inc. (a)                                                           236,557
                                 21,231    Ross Stores, Inc.                                                                 613,788
                                  9,400    Urban Outfitters, Inc. (a)                                                        532,886
                                 16,869    Williams-Sonoma, Inc. (a)                                                         667,506
                                                                                                                       -------------
                                                                                                                          10,029,047
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &               9,086    Timberland Co. Class A (a)                                                        351,810
Luxury Goods - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage               15,029    Astoria Financial Corp.                                                           427,876
Finance - 2.1%                   11,445    Independence Community Bank Corp.                                                 422,664
                                  8,626    IndyMac Bancorp, Inc.                                                             351,337
                                 35,263    New York Community Bancorp, Inc.                                                  638,966
                                 13,029    The PMI Group, Inc.                                                               507,870
                                 12,086    Radian Group, Inc.                                                                570,701
                                 12,413    Washington Federal, Inc.                                                          291,954
                                  7,364    Webster Financial Corp.                                                           343,825
                                                                                                                       -------------
                                                                                                                           3,555,193
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                    3,802    Universal Corp.                                                                   166,452
------------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of June 30, 2005


                                 Shares
Industry*                          Held    Common Stocks                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies &               9,926    Fastenal Co.                                                                $     608,067
Distributors - 0.6%               6,845    GATX Corp.                                                                        236,152
                                 10,324    United Rentals, Inc. (a)                                                          208,648
                                                                                                                       -------------
                                                                                                                           1,052,867
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%           13,301    Aqua America, Inc.                                                                395,572
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       15,766    Telephone & Data Systems, Inc.                                                    623,939
Services - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Common Stocks (Cost - $117,466,662) - 92.6%                             154,121,601
------------------------------------------------------------------------------------------------------------------------------------

                             Beneficial
                               Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                            $11,413,122    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)                    11,413,122
                                955,900    Merrill Lynch Liquidity Series, LLC Money Market Series (c)(d)                    955,900
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities (Cost - $12,369,022) - 7.4%                        12,369,022
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $129,835,684**) - 100.0%                            166,490,623

                                           Other Assets Less Liabilities - 0.0%                                               42,091
                                                                                                                       -------------
                                           Net Assets - 100.0%                                                         $ 166,532,714
                                                                                                                       =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $130,984,283
                                                                   ============
      Unrealized appreciation                                      $ 40,034,146
      Unrealized depreciation                                        (4,527,806)
                                                                   ------------
      Net unrealized appreciation                                  $ 35,506,340
                                                                   ============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                        Interest
      Affiliate                                     Net Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I
                                                    $  (480,272)       $ 136,230
      Merrill Lynch Liquidity Series,
        LLC Money Market Series I
                                                    $  (468,850)       $   4,110
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      --------------------------------------------------------------------------------------
      Number of                              Expiration                          Unrealized
      Contracts          Issue                  Date             Face Value     Appreciation
      --------------------------------------------------------------------------------------
         35       S&P 400 MidCap Index     September 2005       $ 12,010,874      $ 35,251
      --------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Mid Cap Index Series
Portfolio Information as of June 30, 2005

                                                             Percentage of Total
Sector Representation                                            Investments
--------------------------------------------------------------------------------
Consumer Discretionary                                                     18.2%
Financials                                                                 16.4
Information Technology                                                     12.8
Health Care                                                                11.1
Industrials                                                                10.6
Energy                                                                      7.9
Utilities                                                                   7.0
Consumer Staples                                                            4.3
Materials                                                                   3.9
Telecommunication Services                                                  0.4
Other*                                                                      7.4
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

                                                     Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

                       As of June 30, 2005
====================================================================================================================================
Assets:                Investments in unaffiliated securities, at value
                       (including securities loaned of $915,965)(identified
                       cost - $117,466,662) .................................................                          $ 154,121,601
                       Investments in affiliated securities, at value
                       (identified cost - $12,369,022) ......................................                             12,369,022
                       Cash on deposit for financial futures contracts ......................                                474,000
                       Receivables:
                                Securities sold .............................................     $     863,456
                                Contributions ...............................................           264,496
                                Dividends ...................................................            90,827
                                Interest from affiliates ....................................            26,023
                                Securities lending ..........................................             1,732            1,246,534
                                                                                                  -------------
                       Prepaid expenses and other assets ....................................                                 12,475
                                                                                                                       -------------
                       Total assets .........................................................                            168,223,632
                                                                                                                       -------------
====================================================================================================================================
Liabilities:           Collateral on securities loaned, at value ............................                                955,900
                       Payables:
                             Securities purchased ...........................................           469,627
                             Custodian bank .................................................           142,490
                             Withdrawals... .................................................            56,555
                             Variation margin ...............................................            37,625
                             Other affiliates ...............................................             1,872
                              Investment adviser ............................................             1,218              709,387
                                                                                                  -------------
                       Accrued expenses and other liabilities ...............................                                 25,631
                                                                                                                       -------------
                       Total liabilities ....................................................                              1,690,918
                                                                                                                       -------------
====================================================================================================================================
Net Assets:            Net assets ...........................................................                          $ 166,532,714
                                                                                                                       =============
====================================================================================================================================
Net Assets             Investors' capital ...................................................                          $ 129,842,524
Consist of:            Unrealized appreciation-net ..........................................                             36,690,190
                                                                                                                       -------------
                       Net assets ...........................................................                          $ 166,532,714
                                                                                                                       =============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF OPERATIONS

                           For the Six Months Ended June 30, 2005
====================================================================================================================================
Investment                 Dividends .............................................................                       $ 1,099,854
Income:                    Interest from affiliates ..............................................                           136,230
                           Securities lending-net ................................................                             4,110
                                                                                                                         -----------
                           Total income. .........................................................                         1,240,194
                                                                                                                         -----------
====================================================================================================================================
Expenses:                  Professional fees .....................................................      $    23,223
                           Accounting services ...................................................           13,204
                           Custodian fees ........................................................            9,214
                           Investment advisory fees ..............................................            8,303
                           Printing and shareholder reports ......................................            3,144
                           Trustees' fees and expenses ...........................................            1,090
                           Other .................................................................            8,431
                                                                                                        -----------
                           Total expenses ........................................................                            66,609
                                                                                                                         -----------
                           Investment income-net .................................................                         1,173,585
                                                                                                                         -----------
====================================================================================================================================
Realized & Unrealized      Realized gain on:
Gain (Loss) - Net:              Investments-net ..................................................        1,425,395
                                Futures contracts-net ............................................          341,625        1,767,020
                                                                                                        -----------
                           Change in unrealized appreciation on:
                                Investments-net ..................................................        3,897,152
                                Futures contracts-net ............................................         (327,576)       3,569,576
                                                                                                        ----------------------------
                           Total realized and unrealized gain-net ................................                         5,336,596
                                                                                                                         -----------
                           Net Increase in Net Assets Resulting from Operations... ...............                       $ 6,510,181
                                                                                                                         ===========

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Six                For the
                                                                                             Months Ended               Year Ended
                                                                                               June 30,                December 31,
                   Increase (Decrease) in Net Assets:                                            2005                      2004
====================================================================================================================================
Operations:        Investment income-net ...............................................     $   1,173,585            $   1,569,203
                   Realized gain-net ...................................................         1,767,020                5,203,616
                   Change in unrealized appreciation-net ...............................         3,569,576               15,182,169
                                                                                             -------------            -------------
                   Net increase in net assets resulting from operations.. ..............         6,510,181               21,954,988
                                                                                             -------------            -------------
====================================================================================================================================
Capital            Proceeds from contributions .........................................        25,274,968              103,778,165
Transactions:      Fair value of withdrawals ...........................................       (44,541,314)             (30,302,152)
                                                                                             -------------            -------------
                   Net increase (decrease) in net assets derived from capital
                   transactions ........................................................       (19,266,346)              73,476,013
                                                                                             -------------            -------------
====================================================================================================================================
Net Assets:        Total increase (decrease) in net assets.. ...........................       (12,756,165)              95,431,001
                   Beginning of period .................................................       179,288,879               83,857,878
                                                                                             -------------            -------------
                   End of period .......................................................     $ 166,532,714            $ 179,288,879
                                                                                             =============            =============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

                                                            For the Six
                  The following  ratios have                Months Ended               For the Year Ended December 31,
                  been derived from information provided      June 30,     --------------------------------------------------------
                  in the financial statements.                  2005         2004           2003           2002            2001
===================================================================================================================================
Total Investment
Return: ..................................................       3.98% +       16.41%         35.53%        (14.80%)          (.71%)
                                                            =========      =========      =========      =========       =========
===================================================================================================================================
Ratios to         Expenses, net of reimbursement .........        .08% *         .09%           .17%           .08%            .08%
Average Net                                                 =========      =========      =========      =========       =========
Assets:           Expenses ...............................        .08% *         .09%           .17%           .38%            .56%
                                                            =========      =========      =========      =========       =========
                  Investment income-net ..................       1.41% *        1.12%          1.06%          1.06%           1.23%
                                                            =========      =========      =========      =========       =========
===================================================================================================================================
Supplemental      Net assets, end of period (in thousands)  $ 166,533      $ 179,289      $  83,858      $  35,981       $   5,602
Data:                                                       =========      =========      =========      =========       =========
                  Portfolio turnover .....................      10.09%         17.25%          8.25%         42.18%          99.59%
                                                            =========      =========      =========      =========       =========

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid-Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Series securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Custodian bank - The Series recorded an amount payable to the custodian bank as a result of the stated overdrawn balance. This overdrawn balance was due to an unpaid corporate action.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner of FAM.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the six months ended June 30, 2005, MLIM, LLC received $1,755 in securities lending agent fees.

For the six months ended June 30, 2005, MLPF&S earned $400 in commissions in the execution of portfolio security transactions.

In addition, the Series reimbursed FAM $1,818 for certain accounting services for the six months ended June 30, 2005.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $15,924,517 and $33,752,768, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other Funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.

Officers and Trustees

Robert C. Doll, Jr. - President and Trustee
Donald W. Burton - Trustee
Laurie Simon Hodrick - Trustee
John Francis O'Brien - Trustee
David H. Walsh - Trustee
Fred G. Weiss - Trustee
Donald C. Burke - Vice President and Treasurer
Vincent J. Costa - Vice President
Debra L. Jelilian - Vice President
Jeffrey L. Russo - Vice President
Jeffrey Hiller - Chief Compliance Officer
Alice A. Pellegrino - Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY  11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
800-637-3863

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
            The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Series of Quantitative Master Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Mid Cap Series of Quantitative Master Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Mid Cap Series of Quantitative Master Series Trust

Date: August 19, 2005